Statements of Operations Annual - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Sales	$ 9,482	$ 6,749	$ 20,532	$ 6,749	$ 20,266
Cost of goods sold	2,534	1,610	5,506	1,610	5,882
Gross profit	6,948	5,139	15,026	5,139	14,384
Expenses:
General and administrative	31,533	13,256	49,008	32,369	78,395	52,281
Research and development	77		77		430	9,005
Total operating expenses	31,610	13,256	49,085	32,369	78,825	61,286
(Loss) from operations	(24,662)	(8,117)	(34,059)	(27,230)	(64,441)	(61,286)
Provision for income taxes
Net (loss)	$ (24,662)	$ (8,117)	$ (34,059)	$ (27,230)	$ (64,441)	$ (61,286)
Loss per share, basic and diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding, basic and diluted	170,785,937	170,242,001	170,615,068	170,122,501	170,283,274	170,461,904